Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Equity-Based Compensation [Abstract]
Summary Of Non-Vested LTIP Awards

	Common Units	Weighted Average Grant Date Fair Value (per unit)
	(in thousands)
Non-vested awards at December 31, 2010	135	$ 20.50
Granted	10	$ 19.90
Vested	(52)	$ 20.47
Forfeited	(1)	$ 20.50

Non-vested awards at December 31, 2011	92	$ 20.45
Granted	32	$ 17.40
Vested	(49)	$ 20.12
Forfeited	(8)	$ 20.28

Non-vested awards at December 31, 2012	67	$ 19.23
Granted	49	$ 13.50
Vested	(58)	$ 18.88
Forfeited	(3)	$ 16.62

Non-vested awards at December 31, 2013	55	$ 14.63